Property and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment
7. PROPERTY AND EQUIPMENT

	December 31
	2023	2024
	US$	US$
Cost:
Land	67,640	67,640
Buildings	28,668	28,507
Machinery and equipment	61,997	75,326
Furniture and fixtures	9,104	9,506
Leasehold and buildings improvement	8,360	9,590
Software	56,241	69,854

Total	232,010	260,423

Accumulated depreciation:
Buildings	6,544	7,172
Machinery and equipment	41,906	51,791
Furniture and fixtures	6,532	7,148
Leasehold and buildings improvement	6,029	6,488
Software	51,643	62,680

	112,654	135,279
C onstruction in progress	48,061	63,254

	167,417	188,398

In October 2023, the Company disposed of its office building in Taipei, Taiwan, recognizing a gain of US$594 thousand for the year ended December 31, 2023.
As of December

31, 2023 and 2024, the Company’s
Shanghai
office building had net carrying value
s
of
US
$8,998 thousand and
US
$8,655 thousand, respectively
, with US$3,154 thousand and US$2,354 thousand leased out
.
In September 2018, the Company acquired land in Hsinchu, Taiwan, for US$58,931 thousand to construct its future Taiwan headquarters. Construction began in January 2021, and as of December 31, 2024, the project, with a capitalized cost of US$61,808 thousand, remains under construction, with completion expected in June 2025.